Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrued Revenue, Net	$ (16,435)	$ (27,639)
Accrued Revenue Receivable	185	408
Accrued Revenue Receivable Non Current	0	185
Deferred Revenue	26,367	36,156
Amortization of Deferred Gain	323
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Deferred Revenue	$ 16,620	$ 28,232